Securitizations and Variable Interest Entities (Schedule of On-balance Sheet Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
On-balance Sheet Variable Interest Entities [Line Items]
Loans held-for-sale, net	$ 2,576	$ 8,557
Finance receivables and loans, net	99,055	113,920
Loans and Leases Receivable, Allowance	(1,170)	(1,503)
Total finance receivables and loans, net	97,885	113,252
Investment in operating leases, net	13,550	9,275
Other Assets	11,908	18,741
Assets of operations held-for-sale	32,176	1,070
Assets	182,347	184,059	172,008
Short-term borrowings	7,461	7,680
Long-term debt	74,561	92,885
Interest payable	932	1,587
Accrued expenses and other liabilities	6,585	14,664
Liabilities of operations held-for-sale	22,699	337
Liabilities	162,449	164,779
Variable Interest Entity, Primary Beneficiary [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Loans held-for-sale, net	0	9
Loans and Leases Receivable, Allowance	(144)	(210)
Total finance receivables and loans, net	31,366	40,725
Investment in operating leases, net	6,060	4,389
Other Assets	2,868	3,029
Assets of operations held-for-sale	12,139	0
Assets	52,433	48,152
Short-term borrowings	400	795
Long-term debt	26,461	33,143
Interest payable	1	14
Accrued expenses and other liabilities	16	405
Liabilities of operations held-for-sale	9,686	0
Liabilities	36,564	34,357
Variable Interest Entity, Primary Beneficiary [Member] | Consumer Portfolio Segment [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	13,671	21,622
Variable Interest Entity, Primary Beneficiary [Member] | Commercial Portfolio Segment [Member]
On-balance Sheet Variable Interest Entities [Line Items]
Finance receivables and loans, net	$ 17,839	$ 19,313